Dividends (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Dividends [Abstract]
Summary of dividends paid

	2020 US$m		2019 US$m		2018 US$m
Rio Tinto plc previous year final dividend paid	2,783		2,245		2,446
Rio Tinto plc previous year special dividend paid	—		3,032		—
Rio Tinto plc interim dividend paid	1,937		1,930		1,666
Rio Tinto plc interim special dividend paid	—		780		—
Rio Tinto Limited previous year final dividend paid	857		666		731
Rio Tinto Limited previous year special dividend paid	—		900		—
Rio Tinto Limited interim dividend paid	555		556		513
Rio Tinto Limited interim special dividend paid	—		225		—
Dividends paid during the year	6,132		10,334		5,356

Dividends per share: paid during the year	386.0	c	635.0	c	307.0	c
Final dividends per share: proposed in the announcement of the results for the year	309.0	c	231.0	c	180.0	c
Special dividends per share: proposed in the announcement of the results for the year	93.0	c	—		243.0	c

Summary of dividends per share

	Dividends per share 2020		Dividends per share 2019		Dividends per share 2018
Rio Tinto plc previous year final (pence)	177.47	p	135.96	p	129.43	p
Rio Tinto plc previous year special (pence)	—		183.55	p	—
Rio Tinto plc interim (pence)	119.74	p	123.32	p	96.82	p
Rio Tinto plc interim special (pence)	—		49.82	p	—
Rio Tinto Limited previous year final – fully franked at 30% (Australian cents)	349.74	c	250.89	c	228.53	c
Rio Tinto Limited previous year special – fully franked at 30% (Australian cents)	—		338.70	c	—
Rio Tinto Limited interim – fully franked at 30% (Australian cents)	216.47	c	219.08	c	170.84	c
Rio Tinto Limited interim special – fully franked at 30% (Australian cents)	—		88.50	c	—

Summary of number of shares dividend distributed

	Number of shares 2020 (millions)	Number of shares 2019 (millions)	Number of shares 2018 (millions)
Rio Tinto plc previous year final	1,246.4	1,265.0	1,334.8
Rio Tinto plc previous year special	N/A	1,265.0	N/A
Rio Tinto plc interim	1,246.5	1,256.4	1,308.4
Rio Tinto plc interim special	N/A	1,256.4	N/A
Rio Tinto Limited previous year final	371.2	371.2	412.4
Rio Tinto Limited previous year special	N/A	371.2	N/A
Rio Tinto Limited interim	371.2	371.2	412.4
Rio Tinto Limited interim special	N/A	371.2	N/A